INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

The intangible assets consisted of the following:

	As of December 31, 2021	As of December 31, 2020

Accounting software	$7,650	$7,650
Less: accumulated amortization	(7,650)	(6,844)
Intangible assets, net	$-	$806